Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Dollar Denominated Bonds & Notes-52.35%(a)
Aerospace & Defense-0.59%
L3Harris Technologies, Inc.	3.95%	05/28/2024	$12,587	$12,478,702

Agricultural & Farm Machinery-1.05%
John Deere Capital Corp.	0.63%	09/10/2024	6,222	5,994,530

John Deere Capital Corp.	4.80%	01/09/2026	16,305	16,272,837

				22,267,367

Asset Management & Custody Banks-2.00%
Ares Capital Corp.	4.20%	06/10/2024	20,000	19,783,643

Bank of New York Mellon Corp. (The)(b)	5.22%	11/21/2025	8,333	8,302,053

State Street Corp. (SOFR + 0.85%)(c)	6.20%	08/03/2026	14,458	14,448,602

				42,534,298

Automobile Manufacturers-2.94%
Daimler Truck Finance North America LLC (Germany)(d)	5.60%	08/08/2025	6,450	6,448,520

Mercedes-Benz Finance North America LLC (Germany)(d)	4.80%	03/30/2026	11,104	11,004,219

Mercedes-Benz Finance North America LLC (Germany)(d)	5.50%	11/27/2024	15,000	14,981,881

Mercedes-Benz Finance North America LLC (Germany) (SOFR + 0.57%)(c)(d)	5.92%	08/01/2025	10,000	10,012,110

Volkswagen Group of America Finance LLC (Germany)(d)	6.00%	11/16/2026	19,785	19,949,264

				62,395,994

Building Products-0.21%
Carrier Global Corp.(d)	5.80%	11/30/2025	4,432	4,458,693

Construction Materials-0.38%
Vulcan Materials Co.	5.80%	03/01/2026	8,000	7,997,522

Consumer Finance-2.51%
American Express Co. (SOFR + 1.35%)(c)	6.70%	10/30/2026	15,000	15,124,825

American Honda Finance Corp. (SOFR + 0.78%)(c)	6.13%	04/23/2025	20,000	20,049,893

Toyota Motor Credit Corp.	5.40%	11/20/2026	18,000	18,187,228

				53,361,946

Diversified Banks-14.86%
Banco Santander S.A. (Spain)	2.71%	06/27/2024	35,000	34,388,482

Banco Santander S.A. (Spain)	3.89%	05/24/2024	17,000	16,846,872

Bank of America Corp.(b)	3.46%	03/15/2025	9,163	9,092,306

Bank of America N.A.	5.53%	08/18/2026	15,000	15,119,962

Bank of Montreal (Canada)	5.20%	12/12/2024	13,333	13,272,972

Bank of Montreal (Canada) (SOFR + 0.71%)(c)	6.06%	03/08/2024	13,044	13,052,412

Bank of Montreal (Canada) (SOFR + 0.95%)(c)	6.29%	09/25/2025	20,000	20,013,561

Bank of Nova Scotia (The) (Canada) (SOFR + 1.09%)(c)	6.44%	06/12/2025	20,000	20,060,218

Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.22%)(c)	6.57%	10/02/2026	15,000	15,004,015

Commonwealth Bank of Australia (Australia) (SOFR + 0.75%)(c)(d)	6.11%	03/13/2026	19,512	19,538,559

ING Groep N.V. (Netherlands)	3.55%	04/09/2024	1,300	1,289,858

KeyCorp(b)	3.88%	05/23/2025	18,316	17,729,921

Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	0.95%	07/19/2025	10,220	9,898,772

Mizuho Markets Cayman L.P. (Japan)(b)(d)	6.30%	11/21/2025	15,000	15,019,217

National Australia Bank Ltd. (Australia)	4.97%	01/12/2026	13,334	13,298,778

National Securities Clearing Corp.(d)	5.15%	05/30/2025	3,146	3,141,702

Sumitomo Mitsui Financial Group, Inc. (Japan)	0.51%	01/12/2024	1,364	1,356,214

Sumitomo Mitsui Trust Bank Ltd. (Japan)(d)	5.65%	09/14/2026	4,349	4,371,662

Swedbank AB (Sweden)(d)	6.14%	09/12/2026	8,130	8,181,369

Swedbank AB (Sweden) (SOFR + 1.38%)(c)(d)	6.73%	06/15/2026	15,000	15,139,353

Toronto-Dominion Bank (The) (Canada) (SOFR + 1.08%)(c)	6.43%	07/17/2026	13,050	13,043,264

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks-(continued)
Toronto-Dominion Bank (The) (Canada)(b)	7.00%	10/20/2026	$9,800	$9,784,671

UBS AG (Switzerland)	5.80%	09/11/2025	14,927	14,986,322

Wells Fargo Bank N.A. (SOFR + 0.80%)(c)	6.15%	08/01/2025	12,000	12,029,106

				315,659,568

Diversified Capital Markets-1.42%
Macquarie Group Ltd. (Australia)(d)	6.21%	11/22/2024	30,000	30,098,050

Diversified Metals & Mining-0.70%
BHP Billiton Finance (USA) Ltd. (Australia)	5.25%	09/08/2026	14,815	14,909,277

Electric Utilities-1.29%
Duke Energy Corp.	3.75%	04/15/2024	12,496	12,414,703

Georgia Power Co. (SOFR + 0.75%)(c)	6.10%	05/08/2025	15,000	15,023,745

				27,438,448

Health Care Equipment-0.47%
Boston Scientific Corp.	3.45%	03/01/2024	10,000	9,940,516

Home Improvement Retail-0.31%
Lowe’s Cos., Inc.	4.80%	04/01/2026	6,766	6,713,998

Investment Banking & Brokerage-2.37%
Goldman Sachs Group, Inc. (The)	3.50%	01/23/2025	9,846	9,603,811

Goldman Sachs Group, Inc. (The)	5.70%	11/01/2024	5,830	5,827,956

Goldman Sachs Group, Inc. (The) (SOFR + 1.07%)(c)	6.42%	08/10/2026	12,000	11,969,090

Morgan Stanley(b)	3.62%	04/17/2025	12,230	12,117,799

Morgan Stanley (SOFR + 0.63%)(c)	5.98%	01/24/2025	10,844	10,818,694

				50,337,350

Life & Health Insurance-10.23%
Athene Global Funding(d)	0.95%	01/08/2024	8,513	8,469,178

Athene Global Funding (SOFR + 0.70%)(c)(d)	6.05%	05/24/2024	25,000	24,950,037

Corebridge Global Funding(d)	5.75%	07/02/2026	7,758	7,753,062

Corebridge Global Funding (SOFR + 1.30%)(c)(d)	6.66%	09/25/2026	15,000	15,009,468

GA Global Funding Trust(d)	0.80%	09/13/2024	10,909	10,437,501

Jackson National Life Global Funding(d)	5.50%	01/09/2026	21,667	21,480,007

Jackson National Life Global Funding (SOFR + 1.15%)(c)(d)	6.50%	06/28/2024	10,450	10,467,418

MassMutual Global Funding II (SOFR + 0.36%)(c)(d)	5.71%	04/12/2024	10,020	10,023,545

MassMutual Global Funding II (SOFR + 0.98%)(c)(d)	6.33%	07/10/2026	13,500	13,538,635

Met Tower Global Funding(d)	5.40%	06/20/2026	20,000	20,092,362

MetLife, Inc.	3.60%	04/10/2024	15,000	14,890,333

New York Life Global Funding(d)	3.15%	06/06/2024	9,524	9,405,804

Pacific Life Global Funding II (SOFR + 0.86%)(c)(d)	6.21%	06/16/2025	5,500	5,503,955

Pacific Life Global Funding II (SOFR + 1.05%)(c)(d)	6.40%	07/28/2026	12,500	12,508,926

Pricoa Global Funding I(d)	5.55%	08/28/2026	3,407	3,435,597

Principal Life Global Funding II(d)	0.75%	08/23/2024	13,695	13,185,356

Principal Life Global Funding II (SOFR + 0.45%)(c)(d)	5.80%	04/12/2024	5,883	5,885,795

Protective Life Global Funding(d)	5.37%	01/06/2026	10,339	10,330,723

				217,367,702

Life Sciences Tools & Services-0.16%
Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	3,600	3,465,156

Managed Health Care-0.37%
Humana, Inc.	5.70%	03/13/2026	7,921	7,921,197

Office REITs-0.70%
Boston Properties L.P.	3.80%	02/01/2024	15,000	14,937,761

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas Exploration & Production-0.70%
Canadian Natural Resources Ltd. (Canada)	3.80%	04/15/2024	$15,000	$14,881,808

Oil & Gas Storage & Transportation-1.45%
Enbridge, Inc. (Canada)	5.97%	03/08/2026	25,049	25,035,437

Enbridge, Inc. (Canada) (SOFR + 0.63%)(c)	5.98%	02/16/2024	5,756	5,758,228

				30,793,665

Personal Care Products-0.32%
Unilever Capital Corp. (United Kingdom)	0.63%	08/12/2024	7,000	6,767,943

Pharmaceuticals-1.19%
Eli Lilly and Co.	5.00%	02/27/2026	10,257	10,258,797

Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/2025	15,054	14,953,345

				25,212,142

Regional Banks-1.79%
ANZ New Zealand (Int’l) Ltd. (New Zealand) (SOFR + 0.60%)(c)(d)	5.95%	02/18/2025	7,500	7,492,947

Huntington Bancshares, Inc.	2.63%	08/06/2024	17,500	17,056,008

Morgan Stanley Bank N.A. (SOFR + 0.78%)(c)	6.13%	07/16/2025	13,514	13,530,410

				38,079,365

Retail REITs-0.17%
Realty Income Corp.	5.05%	01/13/2026	3,687	3,667,783

Self-Storage REITs-0.48%
Public Storage Operating Co. (SOFR + 0.47%)(c)	5.82%	04/23/2024	10,257	10,253,788

Soft Drinks & Non-alcoholic Beverages-0.29%
PepsiCo, Inc. (SOFR + 0.40%)(c)	5.75%	11/12/2024	6,167	6,172,133

Specialized Finance-1.13%
Caterpillar Financial Services Corp. (SOFR + 0.45%)(c)	5.80%	11/14/2024	15,000	15,049,802

Siemens Financieringsmaatschappij N.V. (SOFR + 0.43%)(c)(d)	5.78%	03/11/2024	8,905	8,907,931

				23,957,733

Technology Hardware, Storage & Peripherals-1.10%
Apple, Inc.	4.42%	05/08/2026	23,444	23,290,890

Trading Companies & Distributors-1.17%
Air Lease Corp.	4.25%	02/01/2024	25,000	24,910,729

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,113,470,022)				1,112,271,524

Commercial Paper-26.31%(e)
Aerospace & Defense-0.93%
L3Harris Technologies, Inc.(d)	5.85%	01/25/2024	20,000	19,825,871

Apparel, Accessories & Luxury Goods-2.86%
LVMH Moet Hennessy Louis Vuitton SE (France)(d)	5.73%	04/12/2024	16,025	15,705,303

LVMH Moet Hennessy Louis Vuitton SE (France)(d)	5.78%	04/15/2024	10,000	9,795,997

VF Corp.(d)	6.01%	12/04/2023	1,163	1,162,294

VF Corp.(d)	5.95%	12/05/2023	1,250	1,249,051

VF Corp.(d)	6.04%	12/19/2023	28,000	27,918,712

VF Corp.(d)	6.16%	01/25/2024	5,000	4,956,758

				60,788,115

Automobile Manufacturers-0.93%
Harley-Davidson Financial Services, Inc.(d)	6.06%	01/25/2024	10,000	9,910,135

Harley-Davidson Financial Services, Inc.(d)	6.20%	02/12/2024	10,000	9,878,880

				19,789,015

Automotive Retail-1.08%
AutoNation, Inc.(d)	5.85%	12/01/2023	3,000	2,999,525

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive Retail-(continued)
AutoNation, Inc.(d)	5.96%	12/12/2023	$20,000	$19,961,542

				22,961,067

Consumer Finance-1.84%
General Motors Financial Co., Inc.(d)	6.00%	04/01/2024	20,000	19,605,826

General Motors Financial Co., Inc.(d)	6.04%	05/20/2024	20,000	19,448,944

				39,054,770

Distillers & Vintners-0.18%
Constellation Brands, Inc.(d)	5.72%	12/08/2023	3,800	3,795,145

Diversified Banks-8.63%
Bank of Nova Scotia (The) (Canada)(d)	6.00%	10/18/2024	20,000	19,047,593

Barclays Bank PLC	5.41%	01/26/2024	15,000	14,868,765

Barclays Capital, Inc.	5.41%	02/02/2024	13,000	12,873,727

Barclays Capital, Inc.	6.14%	07/24/2024	15,000	14,459,887

BPCE S.A. (France)(d)	5.49%	01/09/2024	20,000	19,880,037

DNB Bank ASA (Norway)(d)	5.29%	02/06/2024	7,000	6,929,604

DNB Bank ASA (Norway)(d)	5.29%	02/08/2024	10,000	9,896,393

HSBC USA, Inc.(d)	6.47%	08/22/2024	20,000	19,149,992

National Bank of Canada (Canada)(d)	5.83%	03/18/2024	18,000	17,701,936

NatWest Markets PLC (United Kingdom); Series G(d)	5.67%	02/12/2024	30,000	29,657,154

UBS AG (United Kingdom)(d)	6.13%	07/24/2024	19,500	18,794,374

				183,259,462

Electric Utilities-0.84%
NextEra Energy Capital Holdings, Inc.(d)	5.77%	01/29/2024	18,000	17,831,550

Gas Utilities-0.96%
National Fuel Gas Co.	6.03%	12/12/2023	6,000	5,989,094

National Fuel Gas Co.	6.03%	12/18/2023	4,500	4,487,654

WGL Holdings, Inc.(d)	6.01%	12/04/2023	3,000	2,998,178

WGL Holdings, Inc.(d)	6.01%	12/07/2023	7,000	6,992,548

				20,467,474

Health Care Facilities-0.54%
CommonSpirit Health; Series A	5.87%	01/17/2024	11,500	11,405,071

Independent Power Producers & Energy Traders-1.18%
AES Corp. (The)	6.04%	12/05/2023	25,000	24,979,383

Industrial Conglomerates-1.40%
3M Co.(d)	5.34%	02/05/2024	30,000	29,702,557

Integrated Telecommunication Services-0.65%
AT&T, Inc.(d)	5.93%	03/19/2024	10,000	9,828,359

TELUS Corp. (Canada)(d)	5.81%	01/10/2024	4,000	3,974,594

				13,802,953

Pharmaceuticals-1.13%
Bayer Corp. (Germany)(d)	6.30%	07/16/2024	25,000	24,073,377

Specialized Finance-1.17%
Brookfield Infrastructure Holdings Canada, Inc. (Canada)	6.06%	12/05/2023	5,000	4,996,235

Brookfield Infrastructure Holdings Canada, Inc. (Canada)	6.25%	02/06/2024	10,000	9,893,120

Cabot Trail Funding LLC(d)	5.76%	02/20/2024	10,000	9,873,333

				24,762,688

Technology Distributors-0.23%
Arrow Electronics, Inc.(d)	5.87%	12/05/2023	5,000	4,996,008

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Telecom Tower REITs-1.27%
Crown Castle, Inc.(d)	5.91%	12/05/2023	$7,000	$6,994,431

Crown Castle, Inc.(d)	6.04%	12/12/2023	20,000	19,961,554

				26,955,985

Transaction & Payment Processing Services-0.49%
Global Payments, Inc.	6.06%	12/15/2023	2,000	1,994,883

Global Payments, Inc.	6.03%	12/18/2023	8,500	8,474,084

				10,468,967

Total Commercial Paper (Cost $558,798,101)				558,919,458

Asset-Backed Securities-15.17%
Auto Loans/Leases-10.25%
Capital One Prime Auto Receivables Trust; Series 2022-2, Class A2A	3.74%	09/15/2025	4,025	4,002,253

CarMax Auto Owner Trust;
Series 2022-3, Class A2A	3.81%	09/15/2025	3,522	3,508,466

Series 2023-2, Class A2A	5.50%	06/15/2026	8,663	8,647,795

Chase Auto Owner Trust; Series 2022-AA, Class A2(d)	3.86%	10/27/2025	2,328	2,318,468

Chesapeake Funding II LLC;
Series 2020-1A, Class A2 (30 Day Average SOFR + 0.76%)(c)(d)	6.09%	08/15/2032	548	547,729

Series 2023-1A, Class A1(d)	5.65%	05/15/2035	5,543	5,526,414

Series 2023-2A, Class A2 (30 Day Average SOFR + 1.10%)(c)(d)	6.42%	10/15/2035	14,596	14,592,798

Daimler Trucks Retail Trust; Series 2022-1, Class A2	5.07%	09/16/2024	3,679	3,672,903

DLLAD LLC; Series 2023-1A, Class A2(d)	5.19%	04/20/2026	4,624	4,603,262

Enterprise Fleet Financing LLC;
Series 2020-2, Class A2(d)	0.61%	07/20/2026	1,011	1,004,578

Series 2023-3, Class A2(d)	6.40%	03/20/2030	9,350	9,472,992

Ford Credit Auto Lease Trust; Series 2023-A, Class A2A	5.19%	06/15/2025	3,503	3,497,606

Ford Credit Auto Owner Trust; Series 2023-B, Class A2A	5.57%	06/15/2026	15,000	14,993,886

GM Financial Automobile Leasing Trust;
Series 2022-3, Class A2A	4.01%	10/21/2024	682	681,090

Series 2023-1, Class A2A	5.27%	06/20/2025	3,325	3,317,485

Series 2023-2, Class A2B (30 Day Average SOFR + 0.82%)(c)	6.15%	10/20/2025	2,713	2,716,937

GreatAmerica Leasing Receivables; Series 2023-1, Class A2(d)	5.35%	02/16/2026	6,500	6,479,034

Hyundai Auto Lease Securitization Trust;
Series 2023-A, Class A2A(d)	5.20%	04/15/2025	4,205	4,194,019

Series 2023-B, Class A2A(d)	5.47%	09/15/2025	3,450	3,443,883

Hyundai Auto Receivables Trust;
Series 2022-B, Class A2A	3.64%	05/15/2025	3,085	3,074,103

Series 2022-C, Class A2A	5.35%	11/17/2025	6,496	6,486,174

John Deere Owner Trust;
Series 2022-B, Class A2	3.73%	06/16/2025	2,833	2,821,488

Series 2022-C, Class A2	4.98%	08/15/2025	5,735	5,719,045

Series 2023-B, Class A2	5.59%	06/15/2026	9,200	9,196,279

Series 2023-C, Class A2	5.76%	08/17/2026	10,000	10,016,819

Mercedes-Benz Auto Lease Trust; Series 2023-A, Class A2	5.24%	11/17/2025	6,800	6,780,371

Mercedes-Benz Auto Receivables Trust;
Series 2022-1, Class A2	5.26%	10/15/2025	3,786	3,781,214

Series 2023-1, Class A2	5.09%	01/15/2026	2,830	2,822,983

Nissan Auto Lease Trust;
Series 2023-A, Class A2A	5.10%	03/17/2025	3,987	3,977,389

Series 2023-B, Class A2A	5.74%	08/15/2025	4,500	4,500,759

Nissan Auto Receivables Owner Trust; Series 2023-A, Class A2A	5.34%	02/17/2026	5,000	4,992,477

Porsche Financial Auto Securitization Trust; Series 2023-1A, Class A2(d)	5.42%	12/22/2026	14,775	14,750,521

Tesla Auto Lease Trust; Series 2023-A, Class A3(d)	5.89%	06/22/2026	4,000	3,996,383

Toyota Auto Receivables Owner Trust;
Series 2022-C, Class A2A	3.83%	08/15/2025	2,067	2,057,066

Series 2022-D, Class A2A	5.27%	01/15/2026	2,918	2,914,044

Volkswagen Auto Lease Trust; Series 2022-A, Class A3	3.44%	07/21/2025	15,000	14,851,396

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Auto Loans/Leases-(continued)
World Omni Auto Receivables Trust;
Series 2022-C, Class A2	3.73%	03/16/2026	$6,609	$6,566,561

Series 2022-D, Class A2A	5.51%	03/16/2026	8,306	8,298,446

World Omni Automobile Lease Securitization Trust; Series 2023-A, Class A2A	5.47%	11/17/2025	2,896	2,891,943

				217,717,059

Collateralized Mortgage Obligations-1.87%
Barclays Dryrock Issuance Trust; Series 2023-2, Class A (30 Day Average SOFR + 0.90%)(c)	6.23%	08/15/2028	13,880	13,900,954

Citizens Auto Receivables Trust; Series 2023-2, Class A2A(d)	6.09%	10/15/2026	10,000	10,012,722

USAA Auto Owner Trust; Series 2023-A, Class A2(d)	5.83%	07/15/2026	5,800	5,804,621

Wheels Fleet Lease Funding 1 LLC; Series 2023-2A, Class A(d)	6.46%	08/18/2038	10,000	10,083,202

				39,801,499

Equipment Leasing-0.67%
Dell Equipment Finance Trust;
Series 2022-2, Class A2(d)	4.03%	07/22/2027	4,311	4,290,478

Series 2023-3, Class A2(d)	6.10%	04/23/2029	5,500	5,516,600

MMAF Equipment Finance LLC; Series 2022-B, Class A2(d)	5.57%	09/09/2025	4,444	4,434,439

				14,241,517

Specialized Finance-2.38%
DLLMT LLC; Series 2023-1A, Class A2(d)	5.78%	11/20/2025	15,000	14,966,486

Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(d)	1.22%	07/15/2069	6,428	5,741,102

Series 2021-FA, Class A(d)	1.11%	02/18/2070	3,530	2,933,815

Synchrony Card Funding LLC; Series 2022-A2, Class A	3.86%	07/15/2028	20,000	19,484,550

Verizon Master Trust; Series 2022-5, Class A1A	3.72%	07/20/2027	7,500	7,478,893

				50,604,846

Total Asset-Backed Securities (Cost $324,281,443)				322,364,921

Certificates of Deposit-4.43%
Diversified Banks-4.43%
Lloyds Bank Corporate Markets PLC (United Kingdom) (SOFR + 0.54%)(c)	5.85%	01/31/2024	15,000	15,009,678

Natixis S.A.	6.02%	10/18/2024	20,000	20,060,963

Standard Chartered Bank (United Kingdom)	5.53%	12/14/2023	20,000	19,999,445

Standard Chartered Bank (United Kingdom) (SOFR + 0.50%)(c)	5.81%	02/12/2024	24,000	24,013,766

Swedbank AB	6.00%	10/21/2024	15,000	15,055,883

Total Certificates of Deposit (Cost $94,000,000)				94,139,735

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-98.26% (Cost $2,090,549,566)				2,087,695,638

			Repurchase Amount

Repurchase Agreements-1.41%(f)
Citigroup Global Markets, Inc., joint open agreement dated 10/19/2022 (collateralized by non-agency mortgage-backed securities valued at $220,000,001; 3.22% - 10.78%; 11/15/2026 - 04/25/2063)(g) (Cost $30,000,000)	6.02%	12/01/2023	30,150,500	30,000,000

TOTAL INVESTMENTS IN SECURITIES-99.67% (Cost $2,120,549,566)				2,117,695,638

OTHER ASSETS LESS LIABILITIES-0.33%				6,914,805

NET ASSETS-100.00%				$2,124,610,443

Investment Abbreviations:

REITs -Real Estate Investment Trusts

SOFR -Secured Overnight Financing Rate

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $960,433,947, which represented 45.21% of the Fund’s Net Assets.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)

Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Conservative Income Fund